Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	627,469,034.00	28,407
Yield Supplement Overcollateralization Amount 11/30/25	41,789,931.11	0
Receivables Balance 11/30/25	669,258,965.11	28,407
Principal Payments	28,095,968.21	1,434
Defaulted Receivables	1,853,625.50	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	39,279,588.72	0
Pool Balance at 12/31/25	600,029,782.68	26,915

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.71%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	11,984,905.67	404
Past Due 61-90 days	3,290,722.97	111
Past Due 91-120 days	1,317,854.13	43
Past Due 121+ days	0.00	0
Total	16,593,482.77	558

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	1,412,040.82
Aggregate Net Losses/(Gains) - December 2025	441,584.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	1.16%
Second Prior Net Losses/(Gains) Ratio	0.75%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.76%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	48.03

Flow of Funds	$ Amount
Collections	33,345,944.92
Investment Earnings on Cash Accounts	15,331.45
Servicing Fee	(557,715.80)
Transfer to Collection Account	-
Available Funds	32,803,560.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,114,657.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,226,480.87
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,034,909.90

Total Distributions of Available Funds	32,803,560.57

Servicing Fee	557,715.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	621,416,263.55
Principal Paid	27,439,251.32
Note Balance @ 01/15/26	593,977,012.23

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	43,934,018.68
Principal Paid	11,776,502.71
Note Balance @ 01/15/26	32,157,515.97
Note Factor @ 01/15/26	16.0787580%

Class A-2b
Note Balance @ 12/15/25	58,432,244.87
Principal Paid	15,662,748.61
Note Balance @ 01/15/26	42,769,496.26
Note Factor @ 01/15/26	16.0787580%

Class A-3
Note Balance @ 12/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	403,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-4
Note Balance @ 12/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	61,570,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	36,320,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,160,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,329,399.35
Total Principal Paid	27,439,251.32
Total Paid	29,768,650.67

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	175,003.84
Principal Paid	11,776,502.71
Total Paid to A-2a Holders	11,951,506.55

Class A-2b
SOFR Rate	3.98385%
Coupon	4.45385%
Interest Paid	224,102.84
Principal Paid	15,662,748.61
Total Paid to A-2b Holders	15,886,851.45

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9242488
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6667641
Total Distribution Amount	24.5910129

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8750192
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	58.8825136
Total A-2a Distribution Amount	59.7575328

A-2b Interest Distribution Amount	0.8424919
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	58.8825136
Total A-2b Distribution Amount	59.7250055

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	117.59
Noteholders' Third Priority Principal Distributable Amount	661.82
Noteholders' Principal Distributable Amount	220.59

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,026,385.22
Investment Earnings	9,203.72
Investment Earnings Paid	(9,203.72)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22